Mineral Property Interests (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2016	Jul. 31, 2015
Angel's Camp Property [Member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Return royalty payable percentage	1.00%
Nominal amount from royalty	$ 1
Galaxie Project [Member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Mineral property interest			$ 891,626
Nominal value		$ 1	$ 1
ZNT Property [Member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property interest percentage		100.00%